February 12, 2007



Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549


RE:  CHURCHILL VENTURES LTD.
     REGISTRATION STATEMENT ON FORM S-1
     PRE-EFFECTIVE AMENDMENT NO. 5
     FILE NO. 333-135741


Ladies and gentlemen:

        On behalf of our client, Churchill Ventures Ltd., a Delaware corporation (the "COMPANY"), we transmit simultaneously herewith for filing under the Securities Act of 1933, as amended (the "EXCHANGE ACT"), by means of the
Electronic Data Gathering, Analysis, and Retrieval system, Pre-Effective Amendment No. 5 to Registration Statement on Form S-1 (File No. 333-135741) (the "REGISTRATION STATEMENT"), together with certain exhibits thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the Registration Statement.

        The Company has made the following changes to the Registration Statement and conforming changes to the exhibits, wherever applicable:

        o   The  Company  has  changed  the  underwriters   from  Deutsche  Bank
            Securities to Banc of America Securities LLC.

        o The Company has increased the sponsors' investment, via additional warrant purchase, from $4 million to $5 million.

        o The sponsors' indemnification agreement has been broadened to encompass all claims that might reduce the balance of the trust account, without regard to the type of claim.

        o The Company has increased the deferral of the underwriters' fee from 2% to 3.5%.

Securities and Exchange Commission
Re:  Churchill Ventures Ltd./File No. 333-135741
February 12, 2007
Page 2


        o The Company has updated its financials to incorporate the December 31, 2006 audited financial statements, which did not result in any material change in any numbers.

        o   The Company has updated the ages of management.

        In addition, we attach information relating to Bank of America's Directed Share Program.

        Please contact the undersigned if we may be of assistance.

                                                       Sincerely,



                                                       Robert Steven Brown

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                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------


We are contacting you in connection with the recent filing with the Securities and Exchange Commission ("SEC") of a registration statement related to a proposed initial public offering of 0,000,000 common shares representing direct ownership in XYZ Company (the IPO). The Company's executive officers are Itzhak Fisher, Chris Bogart, Elizabeth O'Connell and Nir Tarlovsky. A copy of the preliminary prospectus included in the registration statement relating to the IPO is included with this package.

The company has instructed the underwriters to reserve 000,000 common shares of the offering for purchase by certain friends and employees of XYZ Company, and its subsidiaries through a Directed Share Program ("DSP" or the "Program:). The company has contracted with Banc of America Investment Services, Inc. ("BAI") to administer the Program exclusively. The Company's management has asked BAI to emphasize to you that you should feel no obligation whatsoever to participate in this offering because of any personal relationship you may have with any of the sponsors, and that this mailing is being sent simply to apprise you of the offering and afford you the opportunity to participate should you so wish. Moreover, while the Company's sponsors are investing their own capital in this venture, at the same time they wish to stress to you that this is a high risk vehicle.

Persons invited to participate in the Program will be able to participate solely by completing all of the required forms and returning these documents to the applicable BAI Financial Advisor or Designated Private Client Advisor (collectively "Financial Advisor") responsible for executing this program, via fax or in person, if required. Persons with existing, active BAI accounts may inform the Financial Advisor they wish to use their existing account as provided in the attached forms.

The purpose of this package is to provide you with an opportunity to indicate to us, any interest you may have in purchasing common shares in the XYZ Company IPO at the offering price through this program. Persons interested in participating in the Program should be aware that a minimum purchase of 100 shares is required. An indication of interest is not a binding obligation.

After the registration statement has been declared effective and the offering has been priced, a BAI Financial Advisor will inform you by telephone if the XYZ Company has allocated common shares to you. At that point you will be asked to confirm your intention to purchase. You may elect to purchase all, some or none of the common shares for which you submitted an indication of interest through the return of these materials when contacted at that time.

You will be required to confirm your allocation by 8:00 a.m. Eastern Time ("ET") the day after security pricing on the morning the common shares begin trading. It is imperative that you include multiple points of contact to your BAI Financial Advisor. If you do not receive a telephone call from your BAI Financial Advisor by 00/00/00 and you are interested in participating in the Program, you should contact the team directly at 1-800-555-1212. IF YOU DO NOT CONFIRM WITH BAI YOUR INTENTION TO PURCHASE THE COMMON SHARES ALLOCATED TO YOU, OR A LESSER AMOUNT, BY 8:00 A.M. ET THE DAY AFTER PRICING, YOU WILL NOT BE OBLIGATED, NOR WILL YOU BE ABLE TO; PURCHASE ANY COMMON SHARES THROUGH THIS PROGRAM.

Upon confirmation of your intention to purchase these common shares, you will have entered a binding agreement and you must purchase and pay for the common shares. A copy of the final prospectus and a written confirmation will be sent to you. As indicated on the cover page of the preliminary prospectus, the initial offering price for these units is currently anticipated to be between [$] & [$] per share; however, the price range may be changed prior to the pricing of the offering. Also, it is currently anticipated that the offering will be formally priced and will commence trading during the week of (month/date/year). Payment for the common shares will be due within four business days of such pricing date or on settlement date, whichever is shorter. Please note that the date of pricing for the offering is also subject to change.

There is no obligation to participate in this Program. Should you wish to do so, please carefully read the enclosed preliminary prospectus relating to the offering and the attached general information memorandum related to the program. If you have any questions regarding the offering or the Program please contact us at 1-800-555-1212.

Thank you.


Investment products provided by Banc of America Investment Services, Inc.(R):  1

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



GENERAL DIRECTED SHARE PROGRAM INFORMATION
------------------------------------------

ALL MATERIALS MUST BE RECEIVED BY FAX AT [NO.] NO LATER THAN MONTH, DAY, YEAR AT 4:00 PM ET.

PLEASE CALL BAI AT THE CONTACT NUMBERS BELOW TO CONFIRM WE RECEIVED YOUR FAX.


REQUIRED ITEMS FOR PARTICIPATION:

1. NEW ACCOUNT APPLICATION FORM

        To participate in the Program you must have a BAI Brokerage account. If you do not have an existing brokerage account, completion of this form will allow BAI to establish an account for you.

2. INDICATION OF INTEREST FORM

        Used to communicate the number of common share you would like to purchase.

3. FORM W-8 OR W-9

        Request for taxpayer identification number.

4. POST-PRICING PROCEDURAL INFORMATION

        Contact information to assist in communications with BAI:

        CONTACT PHONE NUMBERS           FAX NUMBER

5. FOR PARTICIPANTS OTHER THEN EMPLOYEES OR THEIR IMMEDIATE FAMILY;

        2790 Eligibility Form.

6. A VALID EMAIL ADDRESS;

        This will be used solely by the BAI DSP Team to communicate any material changes to the Preliminary Prospectus.


 Investment products provided by Banc of America Investment Services, Inc.(R): 2

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



AFFILIATIONS AND POTENTIAL CONFLICTS OF INTEREST

For this offering, BAI's affiliate, Banc of America Securities LLC ("BAS"), is participating as an underwriter. As a result, BAS may receive compensation from your purchase of shares in the offering.

FREQUENTLY ASKED QUESTIONS

WHO IS ELIGIBLE TO PARTICIPATE IN THE DIRECTED SHARE PROGRAM?
-------------------------------------------------------------

In connection with the IPO, XYZ Company has the ability to direct a certain number of units to employees, officers and directors of XYZ Company. You have been identified as a person who may be eligible to purchase common shares in the IPO. Only those people designated by the XYZ Company are eligible to participate in the Program; you may not transfer this offer nor designate additional persons to participate.

WHAT DO I NEED TO DO TO PARTICIPATE IN THE PROGRAM?
---------------------------------------------------

If after receiving the preliminary prospectus you have an interest in purchasing shares in the offering, you must complete and return the enclosed forms via fax. In order to participate in the Program, BAI must receive these forms no later then Day, Month, Date, Year & time E.T. Importantly, the indication of interest is not a binding obligation to purchase common shares in the IPO.

You must have a BAI brokerage account in order to participate in the Program. If you already have a BAI brokerage account, you must still fill out all documents on the document list on the previous page, except the new account application form. You will be permitted to purchase the common shares through your existing account and will not be required to open an additional account.

WHAT FEES ARE ASSOCIATED WITH THE DSP PROGRAM?
----------------------------------------------

There are no additional fees for purchasing common shares through the Program (i.e. no account opening fees, no commission fees and no account maintenance fees).

The Internal Revenue Code requires that a form W-8 or W-9 be completed, signed and returned to BAI. Failure to submit this form may result in backup withholding of the gross proceeds from any sale and/or any dividends paid to your account. BAI is not a tax advisor. We suggest you consult with your personal tax adviser before making any tax-related investment decisions.

HOW MANY COMMON SHARES CAN I PURCHASE?
--------------------------------------

There is not a maximum number of common shares which you may request. However, there is no assurance that you receive any or all of the common shares you request. A minimum purchase of 100 common shares is required.

ARE THE COMPANY AND BAI RECOMMENDING THAT I PARTICIPATE IN THE PROGRAM?
-----------------------------------------------------------------------

No. By sending you this letter, neither the Company nor BAI is making any recommendations as to whether or not you should participate in the offering and if you participate, how many common shares you should elect to purchase. As a result, the Company and BAI are not responsible for the suitability of your purchase.

In particular, you should note that an investment in common shares involves a high degree of risk and the Program is not designed to capture potential short-term increases in the price of the common shares.

Once the common shares have opened for trading, the market price of the common shares may fluctuate substantially down or up from the IPO price. Before deciding whether to elect to purchase any common shares, you are urged to read the enclosed preliminary prospectus in its entirety and to consult with your personal business and financial advisor.

Investment products provided by Banc of America Investment Services, Inc.(R): 3

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



WHAT WILL THE FINAL PRICE BE? WHEN WILL IT BE DETERMINED? HOW WILL I BE ADVISED
-------------------------------------------------------------------------------
OF THE FINAL PRICE?
-------------------

It is currently anticipated that the initial offering price will be between [$] and [$] per share. The price range may be changed prior to the pricing of the offering.

The common shares are expected to be listed on the (NYSE or NASDAQ) under the trading symbol (XYZ). The offering will be priced after the market closes on the day of pricing and the units are expected to begin trading the next trading day. Currently, this is expected to occur during the week of Month XX, 2005.

After the pricing of the common shares of XYZ Company Inc., your BAI Financial Advisor will attempt to contact you via the telephone number(s) you have provided to confirm your allocations.

Once contacted, you will be informed of the number of shares you received, the price per share, and your BAI account number. (PLEASE NOTE: YOUR PREVIOUSLY COMPLETED INDICATION OF INTEREST IS NOT A BINDING OBLIGATION. AT THE TIME YOU ARE CONTACTED, YOU CAN EITHER CONFIRM TO PURCHASE ALL, PART, OR NONE OF THE SHARES THAT THE XYZ COMPANY HAS ALLOCATED TO YOU.)

You must confirm your intention to purchase the common shares allocated to you, or a lesser amount, by 8:00a.m.E.T. the day after pricing. You may confirm your purchase by contacting your BAI Financial Advisor at the numbers provided below.

WHEN CAN I SELL MY COMMON SHARES?
---------------------------------

Securities must be "paid for" before a customer will be permitted to enter an order to sell.

I HAVE RETURNED THE NECESSARY FORMS. WHAT HAPPENS NOW?
------------------------------------------------------

When the offering is priced the XYZ Company will determine the final allocation of shares among each person who indicated an interest in participating in the Program. After the pricing is determined, you must confirm your intention to purchase the common shares that are allocated to you at the offering price to BAI's Financial Advisor team. The Financial Advisor team will make every effort to contact you at the number(s) you provided by the confirmation deadline. If you are aware that the pricing has occurred and have not heard from a BAI Financial Advisor, you are encouraged not to wait to receive a confirmation call, but rather proactively contact the team to confirm your intention to purchase.

You must confirm your intention to purchase the common shares allocated to you, or a lesser amount, by 8:00a.m. E.T. - the day after pricing.

If you confirm your intention to purchase the common shares, you will have entered a binding agreement and you must purchase and pay for them. A copy of the final prospectus and written confirmation will be sent to you.

If you do not confirm with BAI your intention to purchase the common units allocated to you, or a lesser amount, by 8:00a.m. E.T. the day after pricing, you will not be obligated nor will you be able to purchase common shares through this program.

HOW AND WHEN DO I PAY FOR MY COMMON SHARES?
-------------------------------------------

All common shares purchased through the Program will be purchased at the IPO price. The price per common shares does not provide participants with any discount from the IPO price.

BAI must receive full payment of the purchase price for your common shares by "settlement date" - within four business days of the pricing date (or settlement date, whichever is shorter). PLEASE DO NOT SEND PAYMENT TO BAI UNTIL AND UNLESS YOU CONFIRM TO BAI YOUR INTENTION TO PURCHASE THE COMMON SHARES ALLOCATED TO YOU, OR A LESSER AMOUNT.

Investment products provided by Banc of America Investment Services, Inc.(R): 4

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



Please mail payment directly to BAI or transfer funds directly into your BAI account.

Checks must be made payable to Banc of America Investment Services. Write your BAI account number on the face of your check. Third party checks (checks drawn by a payer other than the account name) are not acceptable. If your payment is not received by the settlement date, the common shares allotted for your purchase, at XYZ's discretion, may be made available for purchase by the general public, or reallocated to other Program participants. HOWEVER, IN THE EVENT THAT THE COMMON SHARES TRADE BELOW THE ISSUE PRICE, NEITHER XYZ COMPANY NOR BAI HAS ANY OBLIGATION TO REALLOCATE YOUR COMMON SHARES. YOU WILL BE HELD RESPONSIBLE FOR THE FULL PURCHASE PRICE OF ALL COMMON SHARES YOU AGREED TO PURCHASE.

U.S. Federal Fund wires will also be accepted. Your BAI Financial Advisor will work with you on completing this request.

Payment in U.S. dollars is to be received within four days of the pricing date.



Investment products provided by Banc of America Investment Services, Inc.(R): 5

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



PAYMENT INSTRUCTIONS

Please write your BAI account number on all personal checks.

Wiring and mailing instructions are as follows:

WIRING INSTRUCTIONS:
Bank of America
ABA xxx xxx xxx
FBO Banc of America Investment Services
Account # xxx-xxxxxx
For further credit to:
BAI Account Number:
Account Number:

OR

Check Payment Instructions:
Banc of America Investment Services
Mail to:
Xxxx
Xxxx
Xxxx
Xxx

Telephone and fax numbers to assist you in the execution of all post IPO pricing/aftermarket trading:

CONTACT INFORMATION

TELEPHONE NUMBERS:                                          FAX NUMBERS:



Investment products provided by Banc of America Investment Services, Inc.(R): 6

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

--------------------------------------------------------------------------------

                             DIRECTED SHARE PROGRAM
     Banc of America
Investment Services, Inc. ______________________________________________________

--------------------------------------------------------------------------------



                           INDICATION OF INTEREST FORM
                           ---------------------------

I am interested in purchasing ___ shares of Common Stock (the "shares") (minimum
100) of XYZ Company Inc. (the "Company") at the initial public offering price and would like such number of Shares to be reserved for me.

Required Information;
---------------------

Print Name ____________________________ Signature ______________________________

Email Address _________________________ Date ___________________________________

If you have an existing brokerage account with Banc of America Investment Services, Inc. ("BAI"), please state the account number and the name of your Financial Advisor in the spaces provided below:

Account# ______________________________ FA Name ________________________________


I acknowledge, certify and agree that;

        I received a copy of the preliminary prospectus with respect to XYZ Company's initial public offering. I am not assured of obtaining any or all of the number of Shares requested hereby, and I will be notified of the number of Shares made available for me to purchase.

        I will purchase the Shares requested for my own personal account (or a joint account with a member of my immediate family) and not on behalf of any other person.

        This indication of interest involves no obligation or commitment of any kind, and by completing this form, I am not binding myself to purchase any Shares. I understand that the purpose of this form is to provide some indication of how many Shares may be requested by participants in the Directed Share Program and that I will be notified, after effectiveness and pricing, of the number of Shares which are available for purchase by me. I understand that I may elect to purchase all, some or none of the shares that I am reserving an interest in, on this form. I am also aware that full payment, in United States Dollars, for the full purchase price of the Shares allotted to me, will be required within four business days (or less) of the pricing of the offering.

        No shares can be sold, no offer to buy any of the Shares can be accepted and no part of the purchase price can be accepted by BAI, until the registration statement covering the proposed offering (the "Registration Statement") has been declared effective by the United States Securities and Exchange Commission
(SEC). An indication of interest is not a binding commitment and my indication may be withdrawn or revoked, without obligation or commitment of any kind, at any time, prior to my confirmation of my intention to purchase Shares given after the effective date of the Registration Statement.

I understand that after the Registration Statement covering the proposed offering becomes effective, copies of the prospectus in final form (the "Final Prospectus") will be available. The Final Prospectus will contain the price and other information that cannot be determined at this time.

I understand that an arrangement has been made with BAI to act as the administrative agent for the Directed Share Program, and that when a Registration Statement for the proposed offering becomes effective, I will be contacted by a BAI Financial Advisor to arrange for the purchase of the shares I requested or such lesser number of shares as may be allocated to me.



Investment products provided by Banc of America Investment Services, Inc.(R): 7

--------------------------------------------------------------------------------
ARE NOT FDIC INSURED        ARE NOT BANK GUARANTEED        MAY LOSE VALUE
--------------------------------------------------------------------------------

BANC OF AMERICA INVESTMENT SERVICES, INC. is a registered broker-dealer, member NASD and SIPC and a non-bank subsidiary of Bank of America, N.A.

Banc of America Investment Services, Inc. is not a tax or legal advisor. Please consult your tax or legal advisor before making any tax- or legal-related investment decisions.

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.